Annual Operating Expenses {- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-16 - Telecommunications Portfolio	Apr. 29, 2022
Fidelity Advisor Telecommunications Fund: Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual operating expenses	1.09%
Fidelity Advisor Telecommunications Fund: Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.37%
Total annual operating expenses	1.39%
Fidelity Advisor Telecommunications Fund: Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual operating expenses	1.83%
Fidelity Advisor Telecommunications Fund: Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.77%
Fidelity Advisor Telecommunications Fund: Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.65%